Offerings	Dec. 06, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	19,782,084
Maximum Aggregate Offering Price	$ 659.34
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.10
Offering Note	Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(a) of the Securities Act. Given that there is no proposed maximum offering price per share of Class A common stock, the registrant calculates the proposed maximum aggregate offering price, by analogy to Rule 457(f)(2), based on one-third of the par value of registrant's Class A common stock being registered of $0.00003333 per share. Given that the registrant’s shares of Class A common stock are not traded on an exchange or over-the-counter, the registrant did not use the market prices of its Class A common stock in accordance with Rule 457(c).

Represents 19,782,084 shares of the registrant’s Class A common stock being registered for resale by our shareholders identified in this prospectus, or their permitted transferees, in connection with our direct listing on the Nasdaq Capital Market.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 23,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 3,394.80
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Representative warrants to purchase common stock
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common stock issuable upon exercise of representative warrants
Maximum Aggregate Offering Price	$ 2,024,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 298.74